Pension Schemes (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability at the beginning of the year	€ 9,000
Net defined benefit liability at the end of the year	0	€ 9,000
Net Defined Benefit Liability (Asset) [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability at the beginning of the year	9,000	0
Defined benefit cost included in profit or loss	251,000	284,000
Total remeasurement included in OCI	(11,000)	(81,000)
Employer contributions	(249,000)	(194,000)
Net defined benefit liability at the end of the year	€ 0	€ 9,000